UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.3%

	Shares	Value

Australia — 0.4%
Alumina	17,232	$27,453
BHP Group	20,738	574,914
BlueScope Steel	3,754	33,340
Fortescue Metals Group	9,754	55,356
Rio Tinto	2,613	176,265
South32	35,560	75,906

		943,234

Austria — 0.1%
BAWAG Group (A)	1,052	41,939
Immobilien Anlagen	1,036	36,482
IMMOFINANZ	1,349	36,030
voestalpine	816	21,719
Wienerberger	1,826	41,737

		177,907

Belgium — 0.1%
Ackermans & van Haaren	269	39,228
Aedifica ‡	480	50,500
Argenx *	230	32,316
Barco	50	10,428
Elia System Operator	134	10,193
Euronav	3,572	30,078
KBC Ancora	1,028	44,091
Sofina	157	30,419
Warehouses De Pauw CVA ‡	210	35,103

		282,356

Brazil — 5.3%
Ambev ADR	96,403	508,044
Ambev	500	2,646
B2W Cia Digital *	5,100	50,421
B3 — Brasil Bolsa Balcao	70,300	779,197
Banco Bradesco ADR	171,897	1,553,949
Banco do Brasil	36,800	476,158
Banco Santander Brasil ADR	11,984	135,179
Banco Santander Brasil	8,400	95,262
BR Malls Participacoes	24,400	96,159

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Brazil — continued
Braskem ADR	4,787	$84,878
Centrais Eletricas Brasileiras ADR	13,185	135,278
Cia Brasileira de Distribuicao ADR	21,910	533,727
Cia Energetica de Minas Gerais ADR	53,670	196,432
Cia Siderurgica Nacional ADR	18,237	77,872
Equatorial Energia	7,900	196,240
Gerdau ADR	53,166	189,271
Hapvida Participacoes e Investimentos (A)	9,300	99,327
Itau Unibanco Holding ADR	159,185	1,456,543
JBS	27,700	180,730
Localiza Rent a Car	31,100	356,933
Lojas Renner	44,330	548,847
Magazine Luiza	2,000	137,828
Natura Cosmeticos	12,600	202,057
Petrobras Distribuidora	19,200	132,466
Petroleo Brasileiro ADR	43,284	651,424
Petroleo Brasileiro ADR, Cl A	69,149	948,725
Raia Drogasil	12,900	278,866
Rumo *	31,600	180,342
Sul America	23,000	252,760
Suzano	17,600	141,073
Vale ADR, Cl B	91,779	1,192,209

		11,870,843

Canada — 1.5%
B2Gold *	6,983	22,275
Bank of Montreal	4,618	345,703
Enbridge	22,940	766,173
First Quantum Minerals	4,832	45,350
Gibson Energy	10,990	190,439
Inter Pipeline	14,870	250,237
Keyera	8,880	225,936
Lundin Mining	4,641	22,997
Pembina Pipeline	9,100	330,201
Royal Bank of Canada	2,847	224,818
Shopify, Cl A *	949	301,576
TC Energy	11,590	567,469

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Canada — continued
Teck Resources, Cl B	3,534	$72,297

		3,365,471

Chile — 0.0%
Antofagasta	2,775	31,386

China — 0.1%
Autohome ADR *	933	79,305
Baidu ADR *	2,010	224,517

		303,822

Denmark — 0.2%
ALK-Abello	73	16,509
Ambu, Cl B	1,462	21,376
FLSmidth	900	36,921
GN Store Nord	1,211	57,531
Jyske Bank	1,467	46,624
Ringkjoebing Landbobank	415	28,270
Rockwool International, Cl B	100	24,409
Royal Unibrew	515	38,332
SimCorp	537	48,499
Topdanmark	222	11,389

		329,860

Finland — 0.1%
Huhtamaki	1,282	48,703
Kesko, Cl B	570	34,542
Konecranes, Cl A	1,149	33,810
Tieto	934	23,863
Valmet	1,195	23,228

		164,146

France — 0.7%
Air France-KLM *	2,871	29,859
ALD (A)	1,741	26,007
Alten	532	65,937
Atos	2,256	181,863
BioMerieux	30	2,537
Capgemini	2,429	308,467
Cie Plastic Omnium	1,599	42,103
Elis	2,768	51,481

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
Gaztransport Et Technigaz	265	$24,040
Ingenico Group	3,129	295,710
Ipsen	181	20,775
Korian	604	23,869
Nexity	1,091	52,469
Orange	151	2,239
Orpea	361	45,209
Rubis SCA	931	52,351
Schneider Electric	2,451	210,858
SOITEC *	130	13,528
Sopra Steria Group	408	52,524
Worldline * (A)	902	64,526

		1,566,352

Germany — 1.0%
Aareal Bank	1,622	46,344
Allianz	996	231,254
alstria office ‡	2,776	44,922
Aurubis	979	42,681
Bechtle	438	48,706
CANCOM	456	25,437
CompuGroup Medical	175	13,536
CTS Eventim & KGaA	845	42,237
Deutsche Pfandbriefbank (A)	3,754	42,766
Dialog Semiconductor *	706	32,082
Duerr	856	25,628
Evotec *	1,250	35,433
Freenet	2,368	46,446
Gerresheimer	499	39,032
Grand City Properties	1,405	31,666
GRENKE	398	34,347
Jenoptik	1,020	28,633
LEG Immobilien	322	37,193
MorphoSys *	392	47,320
Nemetschek	843	47,248
OSRAM Licht	1,359	51,277
ProSiebenSat.1 Media	3,133	40,610
Rational	41	27,861

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
Rheinmetall	509	$58,024
Scout24 (A)	1,107	61,446
Siemens	3,380	369,716
Siltronic	305	23,729
Software	858	24,285
Stroeer & KGaA	639	50,443
TAG Immobilien	575	13,558
thyssenkrupp	2,848	36,621
TLG Immobilien	1,033	30,364
United Internet	5,542	165,400
Wirecard	1,498	248,979

		2,145,224

Hong Kong — 0.4%
AIA Group	1,000	10,299
Aluminum Corp of China, Cl H *	28,000	9,214
Angang Steel, Cl H	10,400	3,971
ASM Pacific Technology	21,500	252,327
Bank of China, Cl H	78,000	31,798
China Hongqiao Group	12,500	9,159
China Mobile	11,000	93,556
China Molybdenum, Cl H	27,000	7,773
China Oriental Group	8,000	3,574
China Petroleum & Chemical, Cl H	426,000	274,651
China Telecom, Cl H	86,000	38,588
China Zhongwang Holdings	11,600	5,934
Country Garden Services Holdings	5,000	12,137
Jiangxi Copper, Cl H	9,000	11,203
Longfor Group Holdings (A)	37,500	139,512
Maanshan Iron & Steel, Cl H	14,000	5,344
MMG *	20,000	6,281

		915,321

Ireland — 0.1%
AIB Group	41,919	143,605
Glanbia	77	1,001

		144,606

Italy — 0.5%
A2A	9,084	15,861

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Italy — continued
Amplifon	847	$20,850
Assicurazioni Generali	6,854	127,289
Azimut Holding	2,449	45,967
Banca Generali	346	10,089
Banco BPM	21,696	40,295
BPER Banca	8,859	32,908
Cerved Group	4,437	34,872
DiaSorin	301	34,900
Enav (A)	8,009	44,148
Eni	10,365	162,338
Freni Brembo	3,481	35,600
Hera	7,962	29,706
Infrastrutture Wireless Italiane (A)	3,789	38,522
Interpump Group	1,215	34,179
Iren	10,512	27,491
Italgas	4,112	26,002
Saipem *	10,030	49,715
Salvatore Ferragamo	1,411	29,501
Societa Iniziative Autostradali e Servizi	725	13,757
STMicroelectronics	7,440	136,591
Unipol Gruppo	9,653	49,404

		1,039,985

Japan — 5.0%
Asahi Group Holdings	2,800	121,421
Bandai Namco Holdings	1,400	75,498
Capcom	6,600	137,800
Central Japan Railway	500	100,514
COMSYS Holdings	2,200	55,564
Daifuku	4,000	219,340
Dai-ichi Life Holdings	8,300	122,042
Daiichi Sankyo	2,000	121,581
Daikin Industries	1,100	136,486
Disco	500	91,945
Fancl	1,900	47,648
FANUC	1,100	196,120
Fuji Electric	4,300	132,168
Fuji Oil Holdings	4,100	126,358

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Fujitsu	2,500	$195,374
Harmonic Drive Systems	3,600	136,289
HIS	1,800	43,949
Hitachi	12,800	454,845
Hitachi Metals	1,500	15,804
Hoya	1,100	84,624
Inpex	5,700	50,095
ITOCHU	6,200	118,153
Itochu Techno-Solutions	1,800	46,284
JFE Holdings	3,400	44,886
Kakaku.com	2,500	51,977
Kao	700	51,137
Kawasaki Heavy Industries	4,300	93,496
Keyence	1,100	633,628
KH Neochem	2,300	57,273
Kobe Steel	2,100	13,476
Koito Manufacturing	2,100	105,411
Kurita Water Industries	1,600	40,531
Kusuri no Aoki Holdings	400	26,572
Link And Motivation	3,100	15,957
Maruichi Steel Tube	400	10,526
Matsuoka	900	21,089
Medipal Holdings	8,400	178,659
Meiko Electronics	1,700	28,777
Minebea	7,900	135,714
Mitsubishi	4,200	112,838
Mitsubishi Electric	9,200	120,235
Mitsubishi Materials	800	21,958
Mitsubishi UFJ Financial Group	21,100	101,454
Mitsui	4,700	76,550
Mitsui Fudosan	8,500	192,474
MS&AD Insurance Group Holdings	5,400	177,006
Murata Manufacturing	2,500	111,037
NEC	9,000	369,713
Nichias	1,700	30,442
Nidec	1,200	161,349
Nihon Unisys	3,800	124,903
Nippon Steel	5,600	87,783

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Nippon Telegraph & Telephone	8,100	$365,238
Nitori Holdings	500	67,327
Nomura Research Institute	7,200	127,663
NTT Data	22,900	301,576
NTT DOCOMO	2,100	50,534
Obic	1,000	106,776
Omron	2,600	124,153
Open House	900	39,459
Oracle Japan	1,100	91,407
Otsuka	3,400	134,428
Pan Pacific International Holdings	2,500	159,549
Penta-Ocean Construction	7,800	37,760
PeptiDream *	2,700	150,900
Recruit Holdings	2,400	81,555
Relo Group	800	21,218
Renesas Electronics *	18,200	107,645
Rengo	10,000	76,106
Sankyu	1,500	80,326
SCSK	3,300	156,660
Seven & i Holdings	11,600	396,157
SG Holdings	4,200	110,932
Shima Seiki Manufacturing	1,500	43,890
Shimadzu	5,100	122,581
Shimano	500	70,548
Shin-Etsu Chemical	1,200	121,954
Shionogi	1,700	94,148
SMS	3,300	73,477
SoftBank Group	2,800	143,761
Sony	2,300	130,164
Stanley Electric	3,600	89,335
Sumitomo Bakelite	2,100	71,455
Sumitomo Metal Mining	5,200	147,966
Sumitomo Mitsui Financial Group	4,800	167,981
Suzuki Motor	3,400	132,735
Sysmex	500	36,417
THK	2,800	70,674
Tokyo Century	1,300	53,711
Topcon	3,700	43,364

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Toyota Motor	3,500	$225,817
Trend Micro	2,500	109,185
West Japan Railway	2,000	164,072
Yamaha	900	42,492
Yaskawa Electric	1,700	56,416
Yokogawa Electric	5,300	94,980
Zenkoku Hosho	2,100	82,022

		11,203,267

Netherlands — 0.3%
Aalberts	1,711	68,884
Altice Europe *	5,357	19,915
ASM International	689	56,109
ASR Nederland	849	31,824
BE Semiconductor Industries	1,078	31,843
Corbion	1,492	48,695
Euronext (A)	824	63,560
Galapagos *	425	74,288
IMCD	815	71,899
Intertrust (A)	1,277	24,399
Koninklijke Ahold Delhaize	2,322	52,496
OCI *	1,154	30,242
SBM Offshore	2,251	44,540
Signify (A)	1,409	38,204
Takeaway.com * (A)	431	38,590
TKH Group	945	56,027

		751,515

Norway — 0.2%
Bakkafrost P	581	33,411
Entra (A)	2,607	37,809
Leroy Seafood Group	3,071	19,372
Norsk Hydro	9,452	32,280
Salmar	462	21,340
SpareBank 1 SR-Bank	3,982	42,891
Storebrand	4,865	32,903
Subsea 7	4,794	51,345
TGS NOPEC Geophysical	2,066	49,304

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Norway — continued
Tomra Systems	1,222	$36,164

		356,819

Philippines — 0.0%
International Container Terminal Services	35,490	93,971

Portugal — 0.0%
NOS SGPS	7,170	44,596

South Africa — 0.1%
AngloGold Ashanti	14,455	252,010

South Korea — 3.3%
Amorepacific	420	49,541
Celltrion *	961	137,634
Celltrion Healthcare *	583	22,632
CJ CheilJedang	131	31,467
Daelim Industrial	403	35,917
DB Insurance	763	36,036
E-MART	293	30,185
Fila Korea	587	33,327
GS Engineering & Construction	849	24,252
GS Holdings	775	32,902
Hana Financial Group	3,375	99,188
Hankook Tire & Technology	1,096	28,594
Hanmi Pharm	95	23,238
Hanwha Chemical	1,543	24,231
Helixmith *	181	30,104
HLB *	387	8,816
Hotel Shilla	402	26,677
Hyundai Engineering & Construction	926	33,599
Hyundai Glovis	258	33,490
Hyundai Heavy Industries Holdings	135	37,061
Hyundai Mobis	763	154,935
Hyundai Motor	1,749	186,688
Hyundai Steel	1,079	35,257
Industrial Bank of Korea	3,399	37,726
Kakao	3,132	335,401

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Kangwon Land	1,670	$43,418
KB Financial Group	4,410	161,661
Kia Motors	3,042	112,205
Korea Aerospace Industries	957	29,772
Korea Electric Power	3,125	73,722
Korea Investment Holdings	582	36,405
Korea Shipbuilding & Offshore Engineering *	459	41,825
Korea Zinc	100	37,372
KT&G	1,395	113,393
LG	1,205	71,914
LG Chemical	552	156,701
LG Display	2,908	35,462
LG Electronics	1,221	67,097
LG Household & Health Care	116	123,064
Lotte Chemical	215	42,226
Mirae Asset Daewoo	5,908	37,415
NAVER	6,147	716,144
NCSoft	190	77,242
Netmarble (A)	306	23,455
Orion	313	21,298
POSCO	867	164,412
S-1, Cl 1	344	30,395
Samsung Biologics * (A)	191	45,053
Samsung C&T	1,048	80,858
Samsung Electro-Mechanics	648	50,060
Samsung Electronics	50,939	1,937,520
Samsung Engineering *	2,120	29,376
Samsung Fire & Marine Insurance	390	86,754
Samsung Heavy Industries *	5,491	32,625
Samsung Life Insurance	951	61,048
Samsung SDI	607	126,693
Samsung SDS	410	72,017
Samsung Securities	1,125	34,669
Shinhan Financial Group	4,971	182,561
Shinsegae	104	22,197
SillaJen *	702	26,038
SK Holdings	432	80,583

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
SK Hynix	5,874	$378,471
SK Innovation	640	92,363
SK Telecom	266	55,785
S-Oil	561	44,353
Woongjin Coway	665	46,977
Woori Financial Group	5,657	62,561

		7,294,058

Spain — 0.2%
Acciona	138	14,692
Acerinox	4,415	37,028
Applus Services	3,416	48,161
Bolsas y Mercados Espanoles SHMSF	340	8,039
CIE Automotive	1,384	35,079
Grupo Catalana Occidente	915	32,754
Indra Sistemas *	3,181	27,318
Inmobiliaria Colonial Socimi ‡	3,725	41,648
Masmovil Ibercom *	1,040	23,636
Merlin Properties Socimi ‡	3,566	48,762
Viscofan	968	47,431

		364,548

Sweden — 0.7%
AAK	2,150	44,035
AF POYRY	1,035	24,336
Axfood	1,715	36,105
BillerudKorsnas	2,162	25,015
Boliden	1,921	43,431
Bravida Holding (A)	5,414	45,047
Castellum	567	11,523
Dometic Group (A)	4,139	37,769
Elekta, Cl B	3,083	43,970
Evolution Gaming Group (A)	1,420	30,864
Fabege	1,897	29,342
Fastighets Balder, Cl B *	703	24,149
Hemfosa Fastigheter	2,777	25,068
Hexagon, Cl B	3,850	186,696
Hexpol	5,512	41,969

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Holmen, Cl B	1,087	$23,020
Hufvudstaden, Cl A	946	16,680
ICA Gruppen	6,430	285,252
Indutrade	1,569	44,506
Intrum	583	15,307
Kindred Group	3,871	23,832
Kungsleden	4,191	36,480
Lifco, Cl B	257	13,171
Loomis, Cl B	1,030	35,462
Nibe Industrier, Cl B	3,424	48,333
Nordic Entertainment Group, Cl B	1,439	34,308
Peab	3,913	33,193
SSAB, Cl B	14,375	36,562
Svenska Cellulosa SCA, Cl B	5,677	47,176
Sweco, Cl B	1,482	41,344
Swedish Orphan Biovitrum *	1,673	32,344
Thule Group (A)	2,228	48,722
Trelleborg, Cl B	3,891	53,594
Wallenstam, Cl B	1,093	11,435
Wihlborgs Fastigheter	3,317	48,269

		1,578,309

Switzerland — 0.6%
ABB	15,926	299,637
ams	919	48,221
Banque Cantonale Vaudoise	27	20,061
Bucher Industries	152	45,317
Cembra Money Bank	538	51,769
DKSH Holding	403	20,356
dormakaba Holding	61	44,665
Emmi	39	32,557
Flughafen Zurich	349	63,661
Forbo Holding	28	43,554
Galenica	1,050	54,038
Georg Fischer	64	55,165
Helvetia Holding	131	16,685
Idorsia *	1,310	27,961
Interroll Holding	9	18,268

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Landis+Gyr Group	312	$25,198
Logitech International	2,016	82,993
OC Oerlikon	4,272	45,717
Panalpina Welttransport Holding	209	47,110
PSP Swiss Property	43	5,150
SIG Combibloc Group	1,812	22,172
Sonova Holding	219	50,234
Sunrise Communications Group (A)	599	44,355
Tecan Group	230	58,369
Valiant Holding	440	45,084
VAT Group (A)	444	55,433
Vontobel Holding	245	12,900

		1,336,630

Taiwan — 0.2%
Advantech	35,000	295,272
CTBC Financial Holding	229,000	149,144

		444,416

United Kingdom — 1.0%
Anglo American	7,416	182,064
AstraZeneca	254	21,833
Auto Trader Group (A)	10,969	71,966
Aviva	14,413	71,095
BHP Group	14,865	354,519
Evraz	3,555	28,073
Experian	19,369	587,790
Glanbia	3,607	46,667
Glencore	78,309	251,522
Legal & General Group	2,139	6,802
Rio Tinto	8,024	454,930
Royal Dutch Shell, Cl A	1,582	49,802
Taylor Wimpey	19,613	38,455

		2,165,518

United States — 30.2%

Communication Services — 0.7%
Activision Blizzard	229	11,161
Alphabet, Cl A *	18	21,928

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Communication Services — continued
Alphabet, Cl C *	141	$171,552
AT&T	200	6,810
CenturyLink	1,137	13,746
Charter Communications, Cl A *	117	45,089
Cogent Communications Holdings	1,218	76,746
Comcast, Cl A	451	19,470
Discovery, Cl C *	12,586	355,429
EW Scripps, Cl A	2,526	38,724
Facebook, Cl A *	350	67,980
Fox	102	3,794
Gannett	5,061	51,875
Iridium Communications *	2,987	75,989
Netflix *	35	11,305
Omnicom Group	706	56,635
Scholastic	1,469	50,196
SINA *	3,924	153,507
Spok Holdings	2,829	36,749
TripAdvisor *	665	29,360
Verizon Communications	752	41,563
Viacom, Cl B	305	9,257
Vonage Holdings *	6,902	85,585
Walt Disney	129	18,448

		1,452,898

Consumer Discretionary — 2.1%
Abercrombie & Fitch, Cl A	2,652	50,202
Advance Auto Parts	6	904
Amazon.com *	121	225,880
American Axle & Manufacturing Holdings *	4,355	52,565
Asbury Automotive Group *	732	67,403
AutoZone *	329	369,480
Best Buy	4,926	376,987
Big Lots	1,601	40,986
BJ’s Restaurants	996	39,541
Bloomin’ Brands	2,961	50,426
Booking Holdings *	18	33,959

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
BorgWarner	162	$6,124
Caleres	2,402	45,110
Callaway Golf	3,436	63,016
Career Education *	2,646	50,168
Cato, Cl A	3,813	54,793
Cavco Industries *	304	53,914
Century Communities *	1,500	41,355
Children’s Place	624	60,946
Chipotle Mexican Grill, Cl A *	17	13,524
Cooper Tire & Rubber	1,768	47,595
Core-Mark Holding	1,499	56,108
Crocs *	2,248	51,367
Darden Restaurants	139	16,897
Dave & Buster’s Entertainment	1,290	52,439
Designer Brands, Cl A	2,628	48,303
Dine Brands Global	570	46,791
Dollar Tree *	44	4,477
Dorman Products *	832	59,804
eBay	454	18,700
Foot Locker	44	1,807
Fox Factory Holding *	1,183	94,735
Garrett Motion *	3,426	48,546
Genesco *	962	37,884
Gentherm *	1,449	59,279
G-III Apparel Group *	1,536	44,022
Group 1 Automotive	631	52,979
Guess?	2,347	39,547
Hilton Worldwide Holdings	67	6,469
Home Depot	222	47,439
Installed Building Products *	752	40,067
iRobot *	887	64,840
Kohl’s	1,461	78,689
Kontoor Brands	1,527	44,787
La-Z-Boy, Cl Z	1,678	55,357
LCI Industries	806	73,854
LGI Homes *	656	46,110
Lithia Motors, Cl A	702	92,580

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
MDC Holdings	1,396	$50,451
Meritage Homes *	1,105	69,405
Monro	992	83,536
NIKE, Cl B	327	28,132
Norwegian Cruise Line Holdings *	10	494
Office Depot	22,610	46,124
O’Reilly Automotive *	34	12,946
Oxford Industries	586	42,889
PulteGroup	11,657	367,312
Ralph Lauren, Cl A	3	313
Rent-A-Center, Cl A *	1,758	47,519
RH *	545	75,973
Ross Stores	211	22,372
Ruth’s Hospitality Group	1,992	44,362
Shake Shack, Cl A *	902	67,343
Shutterfly *	1,293	65,542
Sleep Number *	1,090	53,595
Starbucks	422	39,959
Steven Madden	2,261	78,027
Strategic Education	652	116,049
Sturm Ruger	762	43,053
Target	36	3,110
TJX	434	23,679
TopBuild *	1,025	83,158
Ulta Beauty *	28	9,779
Wingstop	893	85,362
Winnebago Industries	1,204	48,521
Wolverine World Wide	2,763	75,015

		4,712,775

Consumer Staples — 0.6%
Altria Group	5,194	244,482
Andersons	1,477	39,657
Archer-Daniels-Midland	197	8,093
Avon Products *	14,649	62,258
B&G Foods	2,346	42,885
Calavo Growers	564	49,880

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Staples — continued
Cal-Maine Foods	1,083	$43,071
Campbell Soup	253	10,459
Central Garden & Pet, Cl A *	1,996	54,990
Clorox	180	29,268
Coca-Cola	268	14,105
Coca-Cola Consolidated	145	42,562
Darling Ingredients *	5,113	103,947
Herbalife Nutrition *	2,153	88,316
Hershey	59	8,953
J&J Snack Foods	411	76,380
John B Sanfilippo & Son	505	43,889
Kellogg	263	15,312
Kimberly-Clark	187	25,366
Kraft Heinz	60	1,921
Kroger	285	6,031
Lamb Weston Holdings	14	940
Medifast	408	45,553
Monster Beverage *	63	4,062
PepsiCo	439	56,109
Philip Morris International	241	20,150
Procter & Gamble	64	7,554
Sysco	230	15,771
Tyson Foods, Cl A	31	2,464
Universal	858	51,051
Walgreens Boots Alliance	235	12,805
Walmart	137	15,122
WD-40	378	68,630

		1,312,036

Energy — 1.9%
Antero Midstream	19,220	175,286
Archrock	4,818	52,902
C&J Energy Services *	3,511	38,410
Cabot Oil & Gas	405	7,760
Carrizo Oil & Gas *	3,957	37,710
Cheniere Energy *	4,850	315,978
Chevron	431	53,061

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Energy — continued
ConocoPhillips	6,887	$406,884
Devon Energy	18	486
Dril-Quip *	1,267	66,670
Equitrans Midstream	11,060	183,485
Exxon Mobil	1,090	81,052
Helix Energy Solutions Group *	5,675	49,713
Helmerich & Payne	41	2,037
HollyFrontier	79	3,932
Kinder Morgan	28,410	585,814
Nabors Industries	15,804	46,780
National Oilwell Varco	138	3,287
Newpark Resources *	5,484	41,843
Noble *	18,762	41,839
Occidental Petroleum	195	10,015
Oil States International *	2,817	42,030
ONEOK	6,326	443,326
PDC Energy *	2,365	67,947
Plains GP Holdings, Cl A	8,300	200,528
ProPetro Holding *	2,554	46,304
Schlumberger	169	6,755
SEACOR Holdings *	987	47,021
SM Energy	4,463	44,496
SRC Energy *	11,543	47,095
Tallgrass Energy, Cl A	10,460	200,518
Targa Resources	6,630	257,973
US Silica Holdings	3,257	45,142
Whiting Petroleum *	3,584	63,365
Williams	17,087	421,024

		4,138,468

Financials — 6.9%
Aflac	129	6,790
Allstate	3,163	339,706
Ambac Financial Group *	2,793	50,888
American Equity Investment Life Holding	3,074	79,309
Ameriprise Financial	89	12,950

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Ameris Bancorp	2,203	$87,613
Aon	81	15,329
Apollo Commercial Real Estate Finance ‡	2,918	54,917
Associated Banc-Corp	1,759	38,118
Athene Holding, Cl A *	531	21,697
Axos Financial *	2,014	59,030
Banc of California	3,816	59,644
BancorpSouth Bank	32	956
Bank of America	58,828	1,804,843
Bank of Hawaii	2,115	180,304
Bank of New York Mellon	6,408	300,663
Banner	1,039	61,571
BB&T	6,847	352,826
Berkshire Hathaway, Cl B *	576	118,328
Blucora *	1,709	51,167
Boston Private Financial Holdings	6,212	71,686
Brookline Bancorp	3,786	56,146
Capstead Mortgage ‡	7,429	62,626
Cathay General Bancorp	29	1,079
Central Pacific Financial	2,338	68,901
Charles Schwab	360	15,559
Chemical Financial	24	1,009
Citigroup	12,319	876,620
Citizens Financial Group	5,859	218,306
City Holding	17	1,317
Columbia Banking System	2,200	82,962
Comerica	3,065	224,358
Commerce Bancshares	16	973
Community Bank System	1,233	81,366
Cullen	375	35,603
Customers Bancorp *	2,904	59,881
CVB Financial	2,504	55,113
Dime Community Bancshares	3,083	62,215
Discover Financial Services	159	14,269
Donnelley Financial Solutions *	2,976	40,563
E*TRADE Financial	323	15,759

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Eagle Bancorp	1,019	$41,076
East West Bancorp	1,895	90,979
eHealth *	600	62,250
Employers Holdings	1,388	60,933
Enova International *	1,770	47,702
EZCORP, Cl A *	4,171	41,084
Fifth Third Bancorp	22,176	658,405
First BanCorp	7,088	76,267
First Commonwealth Financial	5,898	81,215
First Financial Bancorp	3,045	77,617
First Financial Bankshares	16	524
First Midwest Bancorp	3,647	78,885
First Republic Bank	1,126	111,879
FirstCash	1,209	121,674
Franklin Resources	87	2,839
Fulton Financial	59	1,003
Glacier Bancorp	1,991	83,443
Goldman Sachs Group	1,345	296,075
Granite Point Mortgage Trust ‡	2,822	53,900
Great Western Bancorp	1,925	65,104
Hancock Whitney	23	955
Hanmi Financial	3,630	78,009
Hartford Financial Services Group	614	35,385
Home BancShares	51	1,003
HomeStreet *	171	4,962
Hope Bancorp	4,690	69,178
Horace Mann Educators	1,430	62,119
Independent Bank	878	68,273
International Bancshares	20	753
Invesco Mortgage Capital ‡	3,605	59,410
James River Group Holdings	1,279	61,175
Jefferies Financial Group	119	2,538
JPMorgan Chase	19,214	2,228,824
KeyCorp	7,426	136,416
LegacyTexas Financial Group	1,564	66,845
LendingTree *	8	2,580
Loews	195	10,440

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
LPL Financial Holdings	161	$13,503
M&T Bank	1,725	283,331
MetLife	134	6,622
Moody’s	25	5,359
Morgan Stanley	5,968	265,934
National Bank Holdings, Cl A	1,756	63,708
NBT Bancorp	1,358	52,555
New York Community Bancorp	98	1,130
New York Mortgage Trust ‡	10,033	61,302
NMI Holdings, Cl A *	2,294	57,075
Northern Trust	885	86,730
Northfield Bancorp	2,820	44,133
Northwest Bancshares	3,163	54,245
OFG Bancorp	2,253	50,985
Old National Bancorp	3,973	69,965
Opus Bank	46	1,031
Oritani Financial	536	9,702
PacWest Bancorp	3,282	126,784
Piper Jaffray	729	56,352
PNC Financial Services Group	1,081	154,475
PRA Group *	1,772	55,162
Principal Financial Group	142	8,242
ProAssurance	1,636	63,951
Progressive	268	21,703
Prosperity Bancshares	14	971
Provident Financial Services	404	9,769
Raymond James Financial	146	11,778
Regions Financial	14,188	226,015
RLI	929	83,731
S&T Bancorp	1,975	75,188
Selective Insurance Group	1,481	111,371
ServisFirst Bancshares	1,674	57,016
Simmons First National, Cl A	3,141	80,881
Southside Bancshares	2,103	72,806
State Street	1,406	81,675
Stewart Information Services	1,312	49,633
SunTrust Banks	279	18,581

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
SVB Financial Group *	253	$58,688
Synovus Financial	28	1,069
T Rowe Price Group	148	16,782
TCF Financial	3,670	78,465
Tompkins Financial	52	4,262
Torchmark	140	12,785
TrustCo Bank NY	8,547	69,231
Trustmark	30	1,066
UMB Financial	14	956
Umpqua Holdings	802	14,003
United Bankshares	27	1,015
United Community Banks	2,525	72,468
United Fire Group	976	51,016
Universal Insurance Holdings	1,539	38,183
Unum Group	603	19,266
US Bancorp	6,152	351,587
Valley National Bancorp	90	1,004
Veritex Holdings	2,302	58,908
Virtus Investment Partners	409	43,828
Waddell & Reed Financial, Cl A	3,024	52,920
Walker & Dunlop	1,099	64,116
Washington Federal	577	21,107
Webster Financial	474	24,174
Wells Fargo	19,767	956,920
Westamerica Bancorporation	754	48,331
Wintrust Financial	2,752	196,878
World Acceptance *	252	31,936
Zions Bancorp	21	946

		15,469,983

Health Care — 2.2%
Abbott Laboratories	428	37,279
AbbVie	3,259	217,114
ABIOMED *	2	557
Align Technology *	5	1,045
Amgen	1,900	354,502
AMN Healthcare Services *	1,487	79,376

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Amphastar Pharmaceuticals *	1,953	$39,353
Anthem	27	7,955
Arrowhead Pharmaceuticals *	3,087	89,708
Baxter International	55	4,618
Biogen *	474	112,727
BioTelemetry *	1,218	57,185
Boston Scientific *	114	4,841
Bristol-Myers Squibb	1,529	67,903
Cambrex *	1,321	57,860
Cardinal Health	24	1,098
Cardiovascular Systems *	1,380	63,245
Celgene *	120	11,023
Cigna	83	14,103
CONMED	813	71,016
Cooper	63	21,256
Corcept Therapeutics *	4,241	47,754
CryoLife *	1,634	47,092
CVS Health	303	16,928
Edwards Lifesciences *	69	14,687
Eli Lilly	592	64,498
Emergent BioSolutions *	1,616	71,330
Enanta Pharmaceuticals *	611	45,837
Ensign Group	1,541	92,861
Gilead Sciences	310	20,311
HCA Healthcare	168	22,430
Henry Schein *	121	8,051
HMS Holdings *	2,678	93,462
Hologic *	153	7,841
Illumina *	9	2,694
Innoviva *	2,891	34,345
Integer Holdings *	980	85,779
Jazz Pharmaceuticals *	164	22,858
Johnson & Johnson	731	95,191
Lantheus Holdings *	1,443	32,641
LHC Group *	887	112,277
Luminex	2,146	46,633
Magellan Health *	861	60,563

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Medicines *	2,329	$83,471
Medpace Holdings *	942	74,192
Medtronic	380	38,737
Merck	702	58,259
Merit Medical Systems *	1,748	68,976
Momenta Pharmaceuticals *	4,710	53,223
Myriad Genetics *	2,587	75,385
Natus Medical *	1,652	51,328
Neogen *	1,716	122,522
NeoGenomics *	3,280	79,934
NextGen Healthcare *	2,385	39,019
Omnicell *	1,296	97,472
Orthofix Medical *	1,023	54,679
Pfizer	1,244	48,317
Phibro Animal Health, Cl A	1,305	40,625
Regeneron Pharmaceuticals *	17	5,181
REGENXBIO *	1,131	50,228
Repligen *	1,360	128,370
Select Medical Holdings *	3,804	63,679
Spectrum Pharmaceuticals *	5,606	42,494
Supernus Pharmaceuticals *	2,009	67,040
Tabula Rasa HealthCare *	786	47,372
Thermo Fisher Scientific	11	3,055
UnitedHealth Group	191	47,561
Universal Health Services, Cl B	55	8,297
US Physical Therapy	495	63,895
Varex Imaging *	1,803	57,317
Veeva Systems, Cl A *	4,725	783,878
Xencor *	1,670	73,513
Zimmer Biomet Holdings	10	1,351

		4,789,197

Industrials — 3.2%
3M	141	24,636
AAON	1,081	54,915
AAR	1,180	49,395
ABM Industries	1,993	83,885

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Actuant, Cl A	2,710	$62,059
Aegion, Cl A *	2,251	42,431
Aerojet Rocketdyne Holdings *	2,084	89,028
AeroVironment *	734	40,260
Albany International, Cl A	861	74,037
Allegiant Travel, Cl A	369	55,295
Allison Transmission Holdings	7,505	344,855
American Woodmark *	588	49,892
Apogee Enterprises	1,305	52,931
Applied Industrial Technologies	1,281	77,936
Arconic	82	2,053
Arcosa	1,675	62,812
Astec Industries	1,339	43,772
Atlas Air Worldwide Holdings *	1,080	49,302
AZZ	1,076	50,120
Barnes Group	1,310	68,172
Boeing	295	100,648
Brady, Cl A	1,331	68,853
Briggs & Stratton	4,854	46,259
Caterpillar	200	26,334
CH Robinson Worldwide	1,062	88,921
Chart Industries *	1,151	86,935
CIRCOR International *	908	34,504
Comfort Systems USA	1,151	48,342
CSX	484	34,074
Cubic	1,023	67,723
Cummins	132	21,648
Delta Air Lines	247	15,077
Dover	190	18,401
Encore Wire	818	44,925
EnPro Industries	819	58,182
ESCO Technologies	765	63,923
Expeditors International of Washington	61	4,657
Exponent	1,481	101,893
Federal Signal	2,151	67,004
Forward Air	907	57,141

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Franklin Electric	1,128	$52,858
FTI Consulting *	1,118	116,775
General Electric	1,808	18,894
Gibraltar Industries *	1,343	55,654
Greenbrier	1,400	40,474
Harsco *	2,593	60,832
Hawaiian Holdings	1,722	44,755
Hillenbrand	1,829	61,619
Honeywell International	4,066	701,222
Hub Group, Cl A *	1,279	58,003
Illinois Tool Works	5	771
Interface, Cl A	2,658	36,840
John Bean Technologies	919	109,049
Kaman	813	51,544
Kansas City Southern	36	4,455
Korn Ferry	1,902	74,711
L3Harris Technologies *	1,680	348,768
Landstar System	3,189	354,840
Lockheed Martin	76	27,525
Macquarie Infrastructure	4,880	202,227
Masco	52	2,120
Matson	1,411	57,724
Matthews International, Cl A	1,424	48,630
Mercury Systems *	1,662	135,486
Mobile Mini	1,682	57,121
Moog, Cl A	882	71,848
Mueller Industries	1,950	58,870
Navigant Consulting	2,007	48,891
Parker-Hannifin	28	4,902
Patrick Industries *	979	44,907
PGT Innovations *	2,861	46,119
Proto Labs *	822	85,570
Quanex Building Products	2,453	45,675
Raven Industries	1,594	57,767
Raytheon	104	18,958
Resideo Technologies *	647	12,202
Rockwell Automation	1,563	251,299

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Roper Technologies	22	$8,000
Saia *	896	68,365
Simpson Manufacturing	1,074	66,330
SkyWest	1,472	89,365
Snap-on	102	15,566
Southwest Airlines	508	26,177
Spirit AeroSystems Holdings, Cl A	45	3,458
SPX *	1,658	57,864
SPX FLOW *	1,549	62,827
Standex International	665	46,796
Tennant	898	68,347
Tetra Tech	1,492	118,166
Triumph Group	1,898	45,989
TrueBlue *	2,166	42,822
UniFirst	467	91,938
Union Pacific	34	6,118
United Parcel Service, Cl B	212	25,328
Universal Forest Products	2,025	81,871
US Ecology	705	44,859
Viad	885	61,189
Wabash National	3,092	48,946
WageWorks *	1,331	68,107
Watts Water Technologies, Cl A	719	66,745
WW Grainger	78	22,700

		7,141,008

Information Technology — 10.9%
3D Systems *	4,554	41,077
8x8 *	3,144	75,990
Accenture, Cl A	4,139	797,089
Adobe *	21	6,276
Advanced Energy Industries *	1,242	72,533
Akamai Technologies *	136	11,986
Alarm.com Holdings *	1,124	56,099
Analog Devices	1,621	190,403
Anixter International *	952	61,271
Apple	1,590	338,734

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Arista Networks *	1,670	$456,661
Autodesk *	982	153,359
Automatic Data Processing	89	14,820
Badger Meter	838	44,825
Benchmark Electronics	1,885	51,008
Booz Allen Hamilton Holding, Cl A	1,679	115,431
Bottomline Technologies *	1,350	56,821
Broadcom	1,225	355,238
Brooks Automation	2,324	90,171
Cabot Microelectronics	811	98,658
Cardtronics *	1,429	40,698
CDK Global	6,431	333,576
CDW	3,139	370,904
CEVA *	1,686	46,837
Check Point Software Technologies *	2,617	292,973
Cisco Systems	19,311	1,069,829
Citrix Systems	206	19,413
Cognex	992	43,658
Cognizant Technology Solutions, Cl A	4,579	298,276
Cray *	1,398	48,427
CSG Systems International	1,191	61,027
CTS	1,638	51,630
Diodes *	1,436	61,174
DXC Technology	4,339	241,986
ePlus *	551	41,821
EVERTEC	1,944	62,247
ExlService Holdings *	1,018	70,028
Extreme Networks *	5,892	47,961
F5 Networks *	2,166	317,795
Fabrinet *	1,213	65,114
FARO Technologies *	841	44,901
Finisar *	3,644	85,743
FleetCor Technologies *	45	12,788
FLIR Systems	974	48,369
FormFactor *	3,212	53,897

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Fortinet *	5,402	$433,835
Gartner *	11	1,533
GoDaddy, Cl A *	6,785	497,883
Guidewire Software *	2,879	293,888
Harmonic *	6,032	45,059
HP	7,484	157,463
II-VI *	1,908	75,748
Insight Enterprises *	1,120	61,622
Intel	1,661	83,964
International Business Machines	5,553	823,177
Intuit	1,541	427,335
IPG Photonics *	313	41,006
Itron *	1,061	65,782
Juniper Networks	11,114	300,300
KEMET	2,277	45,813
Keysight Technologies *	40	3,581
Knowles *	3,155	64,204
Kulicke & Soffa Industries	2,605	58,951
Lam Research	55	11,474
Leidos Holdings	1,345	110,424
LivePerson *	2,053	68,139
LogMeIn	3,481	264,452
ManTech International, Cl A	891	61,283
Marvell Technology Group	10,409	273,340
Mastercard, Cl A	212	57,721
Maxim Integrated Products	3,347	198,109
MaxLinear, Cl A *	2,241	49,257
Methode Electronics	1,524	45,644
Microchip Technology	1,212	114,437
Microsoft	8,283	1,128,724
MicroStrategy, Cl A *	397	54,282
Monotype Imaging Holdings	2,679	53,500
MTS Systems	807	46,499
Nanometrics *	1,129	35,428
National Instruments	3,119	130,249
NIC	2,989	54,220
NVIDIA	1,280	215,962

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
NXP Semiconductors	8,079	$835,288
ON Semiconductor *	11,837	254,614
Oracle	988	55,624
OSI Systems *	523	58,869
Pagseguro Digital, Cl A *	1,709	74,307
Palo Alto Networks *	2,101	475,961
PayPal Holdings *	3,574	394,570
Perficient *	1,373	46,915
Perspecta	4,680	109,184
Plexus *	1,009	60,247
Power Integrations	979	89,158
Progress Software	1,468	63,550
PTC *	600	40,668
Qorvo *	31	2,272
QUALCOMM	6,021	440,496
Qualys *	1,035	89,590
Rambus *	4,808	59,908
Rogers *	570	90,436
salesforce.com *	7,888	1,218,696
Sanmina *	2,195	69,691
ScanSource *	1,328	45,086
ServiceNow *	3,898	1,081,266
Shopify, Cl A *	2,290	727,945
SolarEdge Technologies *	1,392	90,800
Splunk *	2,547	344,635
SPS Commerce *	603	67,433
Sykes Enterprises *	1,835	51,912
Symantec	13,576	292,699
Tableau Software, Cl A *	360	61,031
TE Connectivity	94	8,686
Teradyne	5,160	287,567
Texas Instruments	3,923	490,414
TiVo	5,680	43,054
Trimble *	1,417	59,882
TTM Technologies *	4,275	44,717
Tyler Technologies *	1,679	391,795
VeriSign *	23	4,855

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Viavi Solutions *	6,855	$100,563
Virtusa *	1,091	48,746
Visa, Cl A	513	91,314
VMware, Cl A	5,296	924,099
Workday, Cl A *	3,714	742,726
Xilinx	1,503	171,658
Xperi	2,204	47,055
Zebra Technologies, Cl A *	1,200	253,068

		24,376,860

Materials — 0.6%
AdvanSix *	1,596	40,922
AK Steel Holding *	15,560	43,879
Albemarle	124	9,047
Avery Dennison	66	7,581
Balchem	1,063	109,106
Boise Cascade	1,846	49,842
CF Industries Holdings	458	22,699
Domtar	1,343	57,010
Dow	426	20,636
Ferro *	3,329	49,036
Freeport-McMoRan	10,206	112,878
HB Fuller	1,708	81,660
Innophos Holdings	1,579	42,902
Innospec	772	72,089
International Paper	164	7,201
Kaiser Aluminum	574	55,259
Kraton *	1,452	44,533
Livent *	6,028	38,820
LyondellBasell Industries, Cl A	430	35,987
Materion	816	50,698
Neenah	738	48,494
Nucor	2,335	126,977
PPG Industries	46	5,400
Quaker Chemical	400	74,956
Schweitzer-Mauduit International	1,283	44,174
Steel Dynamics	1,579	49,754

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — continued
Stepan	633	$62,762
SunCoke Energy *	4,391	33,328
US Concrete *	838	39,461

		1,437,091

Real Estate — 0.8%
Acadia Realty Trust ‡	2,457	68,968
Agree Realty ‡	943	63,040
American Assets Trust ‡	1,018	47,235
American Tower ‡	183	38,726
Apartment Investment & Management, Cl A ‡	292	14,466
CareTrust ‡	2,809	65,253
CBRE Group, Cl A *	345	18,288
Chatham Lodging Trust ‡	3,495	62,421
Chesapeake Lodging Trust ‡	2,081	57,165
DiamondRock Hospitality ‡	6,737	67,842
Easterly Government Properties ‡	3,807	71,838
Four Corners Property Trust ‡	1,833	49,381
Franklin Street Properties ‡	8,235	66,374
Global Net Lease ‡	3,353	65,451
Hersha Hospitality Trust, Cl A ‡	3,100	48,422
Host Hotels & Resorts ‡	1,774	30,850
Independence Realty Trust ‡	5,307	65,541
Innovative Industrial Properties, Cl A ‡	404	42,691
Kimco Realty ‡	423	8,126
Kite Realty Group Trust ‡	3,924	62,431
Lexington Realty Trust ‡	6,542	64,569
LTC Properties ‡	1,115	51,390
National Storage Affiliates Trust ‡	1,933	58,551
Office Properties Income Trust ‡	2,274	64,059
RE/MAX Holdings, Cl A	1,440	41,875
Retail Opportunity Investments ‡	3,656	66,320
RPT Realty ‡	5,319	65,158
Simon Property Group ‡	303	49,147
Summit Hotel Properties ‡	5,550	61,660
Washington Prime Group ‡	12,742	46,253

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
Washington Real Estate Investment Trust ‡	2,549	$68,696
Whitestone, Cl B ‡	4,366	55,666
Xenia Hotels & Resorts ‡	3,440	73,719

		1,781,572

Utilities — 0.3%
AES	3,892	65,347
American States Water	818	63,370
Avista	2,031	93,487
California Water Service Group	1,379	73,625
CenterPoint Energy	359	10,414
El Paso Electric	1,238	82,030
Entergy	339	35,805
FirstEnergy	578	25,415
Northwest Natural Holding	970	69,277
NRG Energy	238	8,125
Pinnacle West Capital	40	3,649
South Jersey Industries	2,898	98,677
Southern	98	5,508
Vistra Energy	5,610	120,391

		755,120

		67,367,008

TOTAL COMMON STOCK (Cost $106,992,029)		116,533,178

ASSET-BACKED SECURITIES — 12.5%

	Face Amount	Value

Automotive — 1.9%
BMW Vehicle Lease Trust, Ser 2019-1, Cl A4
Callable 06/20/2021 @ $100 2.920%, 08/22/2022	$735,000	741,889
Carmax Auto Owner Trust, Ser 2019-2, Cl A3
Callable 03/15/2023 @ $100 2.680%, 03/15/2024	435,000	439,191

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1 2.070%, 05/15/2022	$1,100,000	$1,098,520
Toyota Auto Receivables Trust, Ser 2019-B, Cl A3
Callable 12/15/2022 @ $100 2.570%, 08/15/2023	1,900,000	1,916,001

		4,195,601

Credit Cards — 2.0%
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/2023	1,500,000	1,497,212
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/2023	1,500,000	1,496,324
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5 2.892%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	1,500,000	1,511,968

		4,505,504

Other Asset-Backed Securities — 8.6%
AIMCO CLO, Ser 2018-AA, Cl B
Callable 04/17/2020 @ $100 3.703%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	729,236
AIMCO CLO, Ser 2018-BA, Cl B
Callable 01/15/2021 @ $100 4.053%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2032 (A)	1,350,000	1,337,221
Allegro CLO IX, Ser 2018-3A, Cl A
Callable 10/16/2020 @ $100 3.487%, VAR ICE LIBOR USD 3 Month+1.165%, 10/16/2031 (A)	750,000	746,349
Benefit Street Partners CLO XVII, Ser 2019-17A, Cl B
Callable 07/15/2021 @ $100 4.180%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2032 (A)	300,000	297,628
CBAM, Ser 2018-5A, Cl A
Callable 04/17/2020 @ $100 3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2031 (A)	600,000	593,126
Cedar Funding VIII CLO, Ser 2017-8A, Cl A1
Callable 10/17/2019 @ $100 3.553%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/2030 (A)	1,425,000	1,424,270

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Dryden 53 CLO, Ser 2018-53A, Cl A
Callable 01/15/2020 @ $100 3.423%, VAR ICE LIBOR USD 3 Month+1.120%, 01/15/2031 (A)	$1,850,000	$1,840,765
Dryden 57 CLO, Ser 2018-57A, Cl C
Callable 05/15/2020 @ $100 4.218%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	577,948
Elevation CLO, Ser 2018-9A, Cl D
Callable 07/15/2020 @ $100 5.803%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2031 (A)	250,000	244,532
Greenwood Park CLO, Ser 2018-1A, Cl C
Callable 04/15/2020 @ $100 4.003%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	237,684
Hayfin Kingsland VIII, Ser 2018-8A, Cl B
Callable 04/20/2020 @ $100 3.758%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	1,425,000	1,391,796
Hayfin Kingsland VIII, Ser 2018-8A, Cl C
Callable 04/20/2020 @ $100 4.178%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	719,311
Kayne CLO III, Ser 2019-3A, Cl A
Callable 04/15/2021 @ $100 3.783%, VAR ICE LIBOR USD 3 Month+1.480%, 04/15/2032 (A)	1,000,000	999,486
Madison Park Funding, Ser 2018-30A, Cl C
Callable 10/15/2019 @ $100 4.003%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	275,000	268,922
Magnetite XXI, Ser 2019-21A, Cl A
Callable 04/20/2020 @ $100 3.909%, VAR ICE LIBOR USD 3 Month+1.280%, 04/20/2030 (A)	1,250,000	1,249,735
Mariner CLO, Ser 2018-5A, Cl A
Callable 04/25/2020 @ $100 3.386%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	875,000	868,452
Mariner CLO, Ser 2018-5A, Cl C
Callable 04/25/2020 @ $100 4.076%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	394,929

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Mariner CLO, Ser 2018-6A, Cl C
Callable 07/28/2020 @ $100 4.206%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	$725,000	$707,578
Ocean Trails CLO VII, Ser 2019-7A, Cl A1
Callable 04/17/2020 @ $100 3.942%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2030 (A)	700,000	701,005
OHA Credit Funding 3, Ser 2019-3A, Cl B1
Callable 07/20/2021 @ $100 4.425%, VAR ICE LIBOR USD 3 Month+1.800%, 07/20/2032 (A)	1,000,000	991,966
Rockford Tower CLO, Ser 2019-2A, Cl B 4.171%, VAR ICE LIBOR USD 3 Month+1.930%, 08/20/2032 (A)	525,000	521,459
TCW CLO, Ser 2018-1A, Cl D
Callable 04/25/2020 @ $100 5.186%, VAR ICE LIBOR USD 3 Month+2.910%, 04/25/2031 (A)	750,000	705,746
TCW CLO, Ser 2019-1A, Cl A
Callable 02/15/2020 @ $100 4.119%, VAR ICE LIBOR USD 3 Month+1.440%, 02/15/2029 (A)	350,000	349,773
TICP CLO VI, Ser 2018-5A, Cl DR
Callable 07/17/2020 @ $100 5.453%, VAR ICE LIBOR USD 3 Month+3.150%, 07/17/2031 (A)	500,000	477,769
Voya CLO, Ser 2017-2A, Cl A2A
Callable 10/15/2019 @ $100 4.013%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (A)	275,000	273,813
Voya CLO, Ser 2018-1A, Cl B
Callable 04/19/2020 @ $100 4.103%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	431,086

		19,081,585

TOTAL ASSET-BACKED SECURITIES (Cost $27,972,233)		27,782,690

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

REGISTERED INVESTMENT COMPANIES — 3.1%
	Shares		Value
Credit Suisse Floating Rate High Income Fund, Cl I		485,795	$3,240,250
Nuveen Symphony Floating Rate Income Fund, Cl I		194,641	3,739,060

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $7,123,346)			6,979,310

SOVEREIGN DEBT — 2.5%

	Face Amount(1)		Value
Australia Government International Bond
3.000%, 03/21/2047	AUD	39,000	33,340
Canadian Government International Bond
3.250%, 06/01/2021	CAD	69,000	53,831
2.750%, 06/01/2022	CAD	76,000	59,496
Canadian When Issued Government Bond
2.250%, 02/01/2021	CAD	54,000	41,279
Denmark Government International Bond
4.500%, 11/15/2039	DKK	123,000	35,428
French Republic Government Bond OAT
4.500%, 04/25/2041	EUR	94,000	192,169
3.250%, 05/25/2045	EUR	111,000	201,210
Italy Buoni Poliennali Del Tesoro
9.000%, 11/01/2023	EUR	75,000	111,971
5.500%, 11/01/2022	EUR	98,000	126,008
5.250%, 11/01/2029	EUR	15,000	22,332
5.000%, 09/01/2040(A)	EUR	23,000	36,103
4.750%, 09/01/2044(A)	EUR	23,000	35,809
4.500%, 03/01/2024	EUR	133,000	172,011
Japan Government Five Year Bond
0.100%, 09/20/2023	JPY	12,900,000	120,251
0.100%, 12/20/2023	JPY	13,600,000	126,884
Japan Government Ten Year Bond
0.100%, 12/20/2028	JPY	13,200,000	124,579
Japan Government Thirty Year Bond
2.900%, 11/20/2030	JPY	4,400,000	54,244
2.500%, 09/20/2036	JPY	1,200,000	15,479
2.300%, 06/20/2035	JPY	4,000,000	49,668
2.300%, 12/20/2036	JPY	7,100,000	89,577
1.400%, 12/20/2032	JPY	3,000,000	32,805

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
Japan Government Twenty Year Bond
2.100%, 12/20/2024	JPY	4,800,000	$49,745
2.000%, 03/20/2025	JPY	5,300,000	54,940
2.000%, 06/20/2025	JPY	4,500,000	46,873
1.000%, 12/20/2035	JPY	1,500,000	15,811
0.700%, 03/20/2037	JPY	5,000,000	50,429
0.600%, 06/20/2037	JPY	10,300,000	102,235
0.600%, 09/20/2037	JPY	7,600,000	75,392
0.600%, 12/20/2037	JPY	4,800,000	47,603
0.500%, 12/20/2038	JPY	6,700,000	65,143
Japan Government Two Year Bond
0.100%, 01/01/2021	JPY	13,600,000	125,527
0.100%, 03/01/2021	JPY	13,000,000	120,048
0.100%, 06/01/2021	JPY	12,700,000	117,382
0.100%, 07/01/2021	JPY	13,300,000	122,966
Netherlands Government International Bond
2.750%, 01/15/2047(A)	EUR	62,000	116,970
Norway Government International Bond
3.000%, 03/14/2024(A)	NOK	264,000	32,107
2.000%, 05/24/2023(A)	NOK	426,000	49,409
1.750%, 03/13/2025(A)	NOK	210,000	24,317
1.750%, 02/17/2027(A)	NOK	222,000	25,836
1.500%, 02/19/2026(A)	NOK	216,000	24,708
Portugal Obrigacoes do Tesouro OT
4.100%, 04/15/2037(A)	EUR	52,000	87,133
4.100%, 02/15/2045(A)	EUR	18,000	32,002
3.850%, 04/15/2021(A)	EUR	73,000	86,916
1.950%, 06/15/2029(A)	EUR	34,000	43,471
Spain Government International Bond
5.900%, 07/30/2026(A)	EUR	141,000	221,137
5.850%, 01/31/2022(A)	EUR	148,000	189,966
5.500%, 04/30/2021(A)	EUR	155,000	189,612
5.400%, 01/31/2023(A)	EUR	140,000	186,732
4.800%, 01/31/2024(A)	EUR	112,000	152,693
4.650%, 07/30/2025(A)	EUR	146,000	208,515
0.750%, 07/30/2021	EUR	142,000	161,092
United Kingdom Gilt
4.000%, 03/07/2022	GBP	96,000	127,747
3.750%, 09/07/2021	GBP	104,000	135,369
2.250%, 09/07/2023	GBP	124,000	162,351
1.000%, 04/22/2024	GBP	150,000	187,650
0.750%, 07/22/2023	GBP	167,000	206,096

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
0.500%, 07/22/2022	GBP	161,000	$196,607

TOTAL SOVEREIGN DEBT (Cost $5,558,722)			5,577,004

CORPORATE OBLIGATIONS — 2.2%

Communication Services — 0.2%
Bharti Airtel 4.375%, 06/10/2025		200,000	202,946
Turkcell Iletisim Hizmetleri Callable 01/11/2028 @ $100 5.800%, 04/11/2028		200,000	187,598

			390,544

Consumer Discretionary — 0.2%
Grupo KUO De Callable 07/07/2022 @ $103 5.750%, 07/07/2027		200,000	201,002
Minerva Luxembourg Callable 09/20/2021 @ $103 6.500%, 09/20/2026		200,000	203,750

			404,752

Energy — 0.3%
Cia General de Combustibles Callable 11/07/2019 @ $105 9.500%, 11/07/2021		50,000	49,425
Ecopetrol 4.125%, 01/16/2025		95,000	98,445
Indika Energy Capital III Pte Callable 11/09/2021 @ $103 5.875%, 11/09/2024		200,000	194,470
Kosmos Energy Callable 04/04/2022 @ $104 7.125%, 04/04/2026		200,000	201,824
Petrobras Global Finance BV
6.750%, 01/27/2041		45,000	50,355
6.250%, 03/17/2024		50,000	55,665
ReNew Power Synthetic Callable 03/12/2021 @ $105 6.670%, 03/12/2024		200,000	205,115

			855,299

Financials — 0.6%
Banco de Credito e Inversiones 3.500%, 10/12/2027		200,000	205,002
Banco do Brasil 4.625%, 01/15/2025		200,000	208,600

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Banco General
Callable 05/07/2027 @ $100 4.125%, 08/07/2027	$200,000	$205,150
CBQ Finance MTN 3.250%, 06/13/2021	200,000	200,774
China Construction Bank
Callable 02/27/2024 @ $100 4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.880%, 02/27/2029	200,000	206,866
First Abu Dhabi Bank PJSC MTN 3.000%, 03/30/2022	200,000	202,000
United Overseas Bank MTN
Callable 09/16/2021 @ $100 3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	201,442

		1,429,834

Health Care — 0.1%
Teva Pharmaceutical Finance Netherlands III BV
Callable 01/15/2024 @ $100 6.000%, 04/15/2024	200,000	184,790

Industrials — 0.1%
China Minmetals
Callable 11/13/2022 @ $100 3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2168	200,000	198,747

Materials — 0.2%
Novolipetsk Steel Via Steel Funding DAC 4.700%, 05/30/2026	200,000	208,524
Petra Diamonds US Treasury
Callable 08/30/2019 @ $104 7.250%, 05/01/2022	200,000	187,000
Southern Copper 3.875%, 04/23/2025	50,000	51,590

		447,114

Real Estate — 0.1%
Yuzhou Properties
Callable 02/26/2022 @ $104 8.500%, 02/26/2024	200,000	203,995

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Utilities — 0.4%
Cometa Energia
Callable 01/24/2035 @ $100 6.375%, 04/24/2035	$195,000	$203,044
Empresa Electrica Guacolda
Callable 01/30/2025 @ $100 4.560%, 04/30/2025	200,000	188,990
Orazul Energy Egenor S en C por A
Callable 04/28/2022 @ $103 5.625%, 04/28/2027	200,000	203,875
Termocandelaria Power
Callable 01/30/2023 @ $104 7.875%, 01/30/2029	200,000	218,752

		814,661

TOTAL CORPORATE OBLIGATIONS (Cost $4,955,657)		4,929,736

EXCHANGE TRADED FUNDS — 2.2%

	Shares	Value
Invesco DB Base Metals Fund	269,900	4,126,771
iShares Core S&P Small-Capital Fund	3,194	252,997
iShares MSCI ACWI Fund	3,152	232,492
iShares MSCI South Korea Fund	3,106	172,072
SPDR S&P 500 Trust	157	46,696

TOTAL EXCHANGE TRADED FUNDS (Cost $5,110,743)		4,831,028

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

PREFERRED STOCK — 0.2%

	Shares	Value

South Korea — 0.2%
Hyundai Motor 0.000% **	426	$29,621
LG Household & Health Care 0.000% **	385	260,727
Samsung Electronics 0.000%, **	8,798	272,803

TOTAL PREFERRED STOCK
(Cost $573,994)		563,151

RIGHTS — 0.0%

	Number of Rights	Value

United States — 0.0%
Schulman 0.000%, † * (B)	1,780	1,353

TOTAL RIGHTS
(Cost $—)		1,353

U.S. TREASURY OBLIGATIONS — 17.9%

	Face Amount	Value
U.S. Treasury Bills 2.474%, 01/02/2020(C) (D)	$1,938,000	1,921,288
2.112%, 12/05/2019(C) (D)	570,000	565,941
2.107%, 08/27/2019(C) (D)	5,000,000	4,992,907
2.050%, 09/26/2019(C) (D)	11,000,000	10,965,176
U.S. Treasury Bonds 3.750%, 11/15/2043	142,000	174,749
3.375%, 05/15/2044	36,000	41,811
3.000%, 11/15/2045	150,000	164,027
2.500%, 05/15/2046	44,000	43,740
U.S. Treasury Notes 2.750%, 08/15/2021	39,000	39,654
2.500%, 05/31/2020	7,480,000	7,503,083
2.375%, 04/30/2020	6,490,000	6,501,662
2.000%, 10/31/2022	71,000	71,313
1.875%, 10/31/2022	52,000	52,035
1.875%, 09/30/2022	30,000	30,028
1.875%, 07/31/2022	38,000	38,019
1.625%, 06/30/2021	100,000	99,484
1.500%, 03/31/2023	49,000	48,388
1.375%, 03/31/2020	6,570,000	6,537,150
1.125%, 07/31/2021	42,000	41,357

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,702,378)		39,831,812

TOTAL INVESTMENTS — 92.9% (Cost $197,989,102)		$207,029,262

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

Percentages are based on Net Assets of $222,890,930.

*	Non-income producing security.
**	There’s currently no rate available.
†	Expiration date not available.
(1)	In local currency.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2019 was $21,950,236 and represents 9.85% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

ICE — Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NOK — Norwegian Krone

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

Ser — Series

SGX — Singapore Exchange Limited

SPDR — S&P Depository Receipts

USD — United States Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/18/19	USD	27,022,856	JPY	2,907,553,000	$(195,228)
Morgan Stanley	09/18/19	EUR	6,592,700	USD	7,427,291	99,418
Morgan Stanley	09/18/19	KRW	3,179,400,000	USD	2,719,770	39,723
Morgan Stanley	09/18/19	USD	8,173,740	GBP	6,455,300	(303,974)
Morgan Stanley	09/18/19	JPY	174,605,400	USD	1,619,884	8,822
Morgan Stanley	09/18/19	USD	2,656,310	CAD	3,490,000	(9,427)
Morgan Stanley	09/18/19	USD	2,665,730	CHF	2,580,000	(59,159)
Morgan Stanley	09/18/19	USD	699,724	AUD	1,010,000	(7,840)
Morgan Stanley	09/18/19	USD	27,755,390	EUR	24,440,000	(590,008)
Morgan Stanley	09/18/19	CAD	3,615,900	USD	2,706,446	(35,922)
Morgan Stanley	09/18/19	GBP	1,011,000	USD	1,301,369	68,842
Morgan Stanley	09/18/19	DKK	235,400	USD	35,698	652
Morgan Stanley	09/18/19	AUD	47,400	USD	32,624	153
Morgan Stanley	09/18/19	NOK	1,394,800	USD	160,413	2,707
Morgan Stanley	09/18/19	USD	2,562,796	CAD	3,410,000	23,414
Morgan Stanley	09/18/19	USD	2,042,360	CNY	14,180,000	10,516
Morgan Stanley	09/18/19	USD	6,986,401	INR	488,070,000	33,308

						$(914,003)

The open futures contracts held by the Fund at July 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-MINI Russell 1000 Index	13	Sep-2019	$1,020,074	$1,056,315	$36,241
FTSE China A50	539	Sep-2019	7,381,840	7,343,875	(37,965)
MSCI EAFE Index	(37)	Sep-2019	(3,463,104)	(3,487,250)	(24,146)
MSCI Emerging Markets	(27)	Sep-2019	(1,361,928)	(1,381,320)	(19,392)
Russell 2000 Index E-MINI	2	Sep-2019	153,779	157,670	3,891
S&P 500 Index E-MINI	(75)	Sep-2019	(10,860,423)	(11,183,625)	(323,202)
SGX Nifty 50	292	Aug-2019	6,645,347	6,494,664	(150,683)
U.S. 10-Year Treasury Notes	(68)	Sep-2019	(8,571,580)	(8,664,688)	(93,108)
U.S. 5-Year Treasury Notes	(30)	Oct-2019	(3,542,785)	(3,526,641)	16,144

			$(12,598,780)	$(13,191,000)	$(592,220)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

The following table summarizes the inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Australia	$—	$943,234	$—	$943,234
Austria	—	177,907	—	177,907
Belgium	—	282,356	—	282,356
Brazil	11,870,843	—	—	11,870,843
Canada	3,365,471	—	—	3,365,471
Chile	—	31,386	—	31,386
China	303,822	—	—	303,822
Denmark	—	329,860	—	329,860
Finland	23,863	140,283	—	164,146
France	—	1,566,352	—	1,566,352
Germany	—	2,145,224	—	2,145,224
Hong Kong	—	915,321	—	915,321
Ireland	—	144,606	—	144,606
Italy	—	1,039,985	—	1,039,985
Japan	—	11,203,267	—	11,203,267
Netherlands	98,687	652,828	—	751,515
Norway	—	356,819	—	356,819
Philippines	—	93,971	—	93,971
Portugal	—	44,596	—	44,596
South Africa	—	252,010	—	252,010
South Korea	—	7,294,058	—	7,294,058
Spain	41,648	322,900	—	364,548
Sweden	—	1,578,309	—	1,578,309
Switzerland	—	1,336,630	—	1,336,630
Taiwan	—	444,416	—	444,416
United Kingdom	—	2,165,518	—	2,165,518
United States	67,367,008	—	—	67,367,008

Total Common Stock	83,071,342	33,461,836	—	116,533,178

Asset-Backed Securities	—	27,782,690	—	27,782,690
Registered Investment Companies	6,979,310	—	—	6,979,310
Sovereign Debt	—	5,577,004	—	5,577,004
Corporate Obligations	—	4,929,736	—	4,929,736
Exchange Traded Funds	4,831,028	—	—	4,831,028
Preferred Stock	—	563,151	—	563,151
Rights	—	—	1,353	1,353
U.S. Treasury Obligations	—	39,831,812	—	39,831,812

Total Investments in Securities	$94,881,678	$112,146,231	$1,353	$207,029,262

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
July 31, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$287,555	$—	$287,555
Unrealized Depreciation	—	(1201,558)	—	(1,201,558)
Futures Contracts*
Unrealized Appreciation	56,276	—	—	56,276
Unrealized Depreciation	(648,496)	—	—	(648,496)

Total Investments in Securities	$(592,220)	$(914,003)	$—	$(1,506,223)

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “— “ are $0.

For the period ended July 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities in the amount of $33,719,753. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended July 31, 2019, there were transfers between Level 1 and Level 3 assets and liabilities in the amount of $1,353. The primary reason for changes in the classifications between Levels 1 and 3 are due to the availability of observable inputs to determine fair value. All transfers were considered to have occurred as of the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019